Investors Portfolio as of December 31, 1997

PORTFOLIO OF INVESTMENTS


Common Stocks -- 68.5%


Security                                 Shares             Value
-------------------------------------------------------------------------

Aerospace and Defense -- 1.2%
-------------------------------------------------------------------------
General Motors Corp., Class H            100,000            $  3,693,750
Raytheon Co. Class A                       3,826                 188,679
-------------------------------------------------------------------------
                                                            $  3,882,429
-------------------------------------------------------------------------

Auto and Parts -- 2.5%
-------------------------------------------------------------------------
General Motors Corp.                      60,000            $  3,637,500
Magna International, Inc. Class A         75,000               4,710,938
-------------------------------------------------------------------------
                                                            $  8,348,438

-------------------------------------------------------------------------
Banks - Regional -- 2.1%
-------------------------------------------------------------------------
Norwest Corp.                            180,000            $  6,952,499
-------------------------------------------------------------------------
                                                            $  6,952,499

-------------------------------------------------------------------------
Banks and Money Services -- 2.6%
-------------------------------------------------------------------------
Banco Latinoamericano de Exportaciones    75,000            $  3,103,125
Chase Manhattan Corp.                     50,200               5,496,900
-------------------------------------------------------------------------
                                                            $  8,600,025
-------------------------------------------------------------------------

Beverages -- 1.4%
-------------------------------------------------------------------------
PepsiCo, Inc.                            130,000            $  4,736,875
-------------------------------------------------------------------------
                                                            $  4,736,875
-------------------------------------------------------------------------

Chemicals -- 2.1%
-------------------------------------------------------------------------
Monsanto Corp.                            65,000            $  2,730,000
Praxair, Inc.                             80,000               3,600,000
Solutia, Inc.                             25,000                 667,188
-------------------------------------------------------------------------
                                                            $  6,997,188
-------------------------------------------------------------------------

Computers and Business Equipment -- 2.3%
-------------------------------------------------------------------------
Hewlett-Packard Co.                       60,000            $  3,750,000
Xerox Corp.                               51,000               3,764,438
-------------------------------------------------------------------------
                                                            $  7,514,438
-------------------------------------------------------------------------

Drugs -- 7.7%
-------------------------------------------------------------------------
Astra AB Class A                         266,666            $  4,621,215
Elan Corp., PLC, ADR*                     75,000               3,839,063
Eli Lilly & Co.                           70,000               4,873,750
Pfizer, Inc.                              37,800               2,818,463
Smithkline Beecham PLC, ADR               70,000               3,600,625
Warner-Lambert Co.                        45,000               5,580,000
-------------------------------------------------------------------------
                                                            $ 25,333,116
-------------------------------------------------------------------------

Electric Utilities -- 1.1%
-------------------------------------------------------------------------
The Southern Co.                         140,000            $  3,622,500
-------------------------------------------------------------------------
                                                            $  3,622,500
-------------------------------------------------------------------------

Electronics - Semiconductors -- 2.2%
-------------------------------------------------------------------------
Intel Corp.                               70,000            $  4,917,500
LSI Logic, Inc.*                         120,000               2,370,000
-------------------------------------------------------------------------
                                                            $  7,287,500
-------------------------------------------------------------------------

Financial - Miscellaneous -- 3.6%
-------------------------------------------------------------------------
Federal National Mortgage Association     75,000            $  4,279,688
MBNA Corp.                               120,000               3,277,500
MGIC Investment Corp.                     65,000               4,322,500
-------------------------------------------------------------------------
                                                            $ 11,879,688
-------------------------------------------------------------------------

Foods -- 1.8%
-------------------------------------------------------------------------
Unilever ADR                              92,000            $  5,744,250
-------------------------------------------------------------------------
                                                            $  5,744,250
-------------------------------------------------------------------------

Household Products -- 0.9%
-------------------------------------------------------------------------
Kimberly-Clark Corp.                      62,400            $  3,077,100
-------------------------------------------------------------------------
                                                            $  3,077,100
-------------------------------------------------------------------------

Information Services -- 1.3%
-------------------------------------------------------------------------
Reuters Holdings PLC, ADR                 65,000            $  4,306,250
-------------------------------------------------------------------------
                                                            $  4,306,250
-------------------------------------------------------------------------

Insurance -- 6.1%
-------------------------------------------------------------------------
Allstate Corp.                            90,000            $  8,178,749
General RE Corp.                          30,000               6,359,999
Mutual Risk Management Ltd.              186,600               5,586,338
-------------------------------------------------------------------------
                                                            $ 20,125,086
-------------------------------------------------------------------------

                       See notes to financial statements

Investors Portfolio as of December 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Security                                 Shares             Value
-------------------------------------------------------------------------

Machinery -- 1.3%
-------------------------------------------------------------------------
Deere and Co.                             75,000            $  4,373,438
-------------------------------------------------------------------------
                                                            $  4,373,438
-------------------------------------------------------------------------

Medical Products -- 5.6%
-------------------------------------------------------------------------
Baxter International, Inc.                80,000            $  4,035,000
Boston Scientific Corp.*                  75,000               3,440,625
Sofamor Danek Group, Inc.*               170,300              11,080,143
-------------------------------------------------------------------------
                                                            $ 18,555,768
-------------------------------------------------------------------------

Metals and Minerals -- 2.7%
-------------------------------------------------------------------------
J & L Specialty Steel, Inc.              200,000            $  2,012,500
Potash Corp. of Saskatchewan              55,000               4,565,000
Steel Dynamics Corp.*                    150,000               2,400,000
-------------------------------------------------------------------------
                                                            $  8,977,500
-------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 1.9%
-------------------------------------------------------------------------
Anadarko Petroleum Corp.                  60,000            $  3,641,250
Triton Energy Ltd.*                       90,000               2,626,875
-------------------------------------------------------------------------
                                                            $  6,268,125
-------------------------------------------------------------------------

Oil and  Gas - Integrated -- 2.5%
-------------------------------------------------------------------------
Exxon Corp.                               87,280            $  5,340,445
Mobil Corp.                               40,000               2,887,500
-------------------------------------------------------------------------
                                                            $  8,227,945
-------------------------------------------------------------------------

Paper and Forest Products -- 0.8%
-------------------------------------------------------------------------
Plum Creek Timber Co., L.P.               90,000            $  2,716,875
-------------------------------------------------------------------------
                                                            $  2,716,875
-------------------------------------------------------------------------

Publishing -- 1.3%
-------------------------------------------------------------------------
McGraw-Hill Companies, Inc.               56,500            $  4,181,000
-------------------------------------------------------------------------
                                                            $  4,181,000
-------------------------------------------------------------------------

REITS -- 3.5%
-------------------------------------------------------------------------
Colonial Properties Trust                 80,000            $  2,410,000
Equity Office Properties                  10,000                 315,625
Equity Residential Properties Trust      101,400               5,127,038
Security Capital Group                     6,982                  36,656
Security Capital Industrial Trust        150,000               3,731,250
-------------------------------------------------------------------------
                                                            $ 11,620,569
-------------------------------------------------------------------------

Retail - Food and Drug -- 3.0%
-------------------------------------------------------------------------
CVS Corp.                                 95,000            $  6,085,938
Safeway, Inc.*                            60,000               3,795,000
-------------------------------------------------------------------------
                                                            $  9,880,938
-------------------------------------------------------------------------

Retail - Specialty and Apparel -- 2.2%
-------------------------------------------------------------------------
The Home Depot, Inc.                     120,000            $  7,064,999
-------------------------------------------------------------------------
                                                            $  7,064,999
-------------------------------------------------------------------------

Specialty Chemicals and Materials -- 1.9%
-------------------------------------------------------------------------
Corning, Inc.                             80,000            $  2,970,000
Sealed Air Corp.*                         50,000               3,087,500
-------------------------------------------------------------------------
                                                            $  6,057,500
-------------------------------------------------------------------------

Telephone Utilities -- 1.5%
-------------------------------------------------------------------------
Ameritech Corp.                           60,448            $  4,866,064
-------------------------------------------------------------------------
                                                            $  4,866,064
-------------------------------------------------------------------------

Transportation -- 1.4%
-------------------------------------------------------------------------
Southwest Airlines, Inc.                 187,500            $  4,617,188
-------------------------------------------------------------------------
                                                            $  4,617,188
-------------------------------------------------------------------------

Total Common Stocks
    (identified cost $134,632,910)                          $225,815,291
-------------------------------------------------------------------------

Convertible Preferred Stock -- 0.8%

Metals - Gold -- 0.8%
-------------------------------------------------------------------------
Freeport McMoRan Copper& Gold,
5% Series CV                             125,000            $  2,710,938
-------------------------------------------------------------------------
                                                            $  2,710,938
-------------------------------------------------------------------------

Total Convertible Preferred Stock
    (identified cost $2,872,500)                            $  2,710,938
-------------------------------------------------------------------------

                       See notes to financial statements

Investors Portfolio  as of December 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

Corporate Bonds -- 16.2%

                                         Principal
                                         Amount
Security                                 (000 Omitted)      Value
-------------------------------------------------------------------------
Associates Corp., N.A., 5.96%, 5/15/37   $ 2,000            $  2,056,740
Bell Telephone Co., 8.35%, 12/15/30        3,000               3,737,130
Chesapeake Potomac Telephone Co.,
8.375%, 10/1/29                            2,850               3,529,127
Columbia/HCA Healthcare Corp.,
8.36%, 4/15/24                               900                 963,594
Commercial Credit Corp., 7.875%, 2/1/25    2,000               2,284,480
Connecticut Light and Power Co.,
7.875%, 10/1/24                            3,775               4,345,667
General Motors Corp., 9.45%, 11/1/11       3,000               3,719,010
Grand Metropolitan Investments Corp.,
7.45%, 4/15/35                             3,090               3,453,971
Intermediate American Development
Bank, 8.40%, 9/1/09                        3,690               4,382,023
Intermediate American Development
Bank, 6.95%, 8/1/26                          220                 238,682
J.C. Penney, Inc., 7.40%, 4/1/37           2,050               2,245,878
Johnson Controls, Inc., 7.70%,             1,360               1,509,926
3/1/15
Lowes Cos., Inc., 7.11%, 5/15/37           3,000               3,269,430
Mead Corp., 6.84%, 3/1/37                  2,000               2,108,820
Proctor and Gamble Co., 8.00%,             3,000               3,602,610
9/1/24
Seagram (Joseph) & Sons Inc.,
9.65%, 8/15/18                             1,030               1,338,104
State Street Bank, 7.35%, 6/15/26          1,700               1,877,616
Tennessee Valley Power Authority,
5.88%, 4/1/36                              3,350               3,466,580
TRW, Inc., MTN, 9.35%, 6/4/20                900               1,148,859
Xerox Corp., 5.90%, 5/5/37                 3,000               3,071,430
Xerox Corp., 5.875%, 6/15/37               1,000               1,019,990
-------------------------------------------------------------------------

Total Corporate Bonds
    (identified cost $50,178,347)                           $ 53,369,667
-------------------------------------------------------------------------

U.S. Treasury Obligations -- 13.4%


                                         Principal
                                         Amount
Security                                 (000 Omitted)           Value
-------------------------------------------------------------------------
FHLMC, 7.95%, 5/15/20                    $   772            $    776,346
FHLMC, PAC, CMO, Series 34-C,
9.00%, 11/15/19                              318                 328,827
FHLMC, PAC, CMO, Series 41-F,
10.00%, 5/15/20                            1,801               1,993,902
FHLMC, PAC, CMO, Series 59-D,
9.70%, 1/15/16                               277                 276,660
FNMA , PAC, CMO, Series 1990 101-C,
7.50%, 5/25/19                               370                 369,336
FNMA, PAC, CMO, Series 1990 24-E,
9.00%, 3/25/20                             1,586               1,667,127
FNMA, PAC, CMO, Series 1990 82-K,
8.50%, 7/25/19                                11                  10,768
U.S. Treasury Note, 5.75%, 11/30/02       11,000              11,008,579
U.S. Treasury Note, 7.125%, 9/30/99       15,000              15,356,249
U.S. Treasury Note, 6.125%, 5/15/98        8,000               8,017,519
U.S. Treasury Note, 6.125%, 9/30/00        4,000               4,041,880
U.S. Treasury Note, 6.50%, 10/15/06          300                 314,109
-------------------------------------------------------------------------

Total U.S. Treasury Obligations
    (identified cost $44,439,882)                           $ 44,161,302
-------------------------------------------------------------------------

Commercial Paper -- 0.6%


                                         Principal
                                         Amount
Security                                 (000 Omitted)           Value
-------------------------------------------------------------------------
Associates Corp., N.A., 6.70%, 1/2/98    $ 2,102            $  2,101,609
-------------------------------------------------------------------------

Total Commercial Paper
    (amortized cost $2,101,609)                             $  2,101,609
-------------------------------------------------------------------------

Total Investments -- 99.5%
    (identified cost $234,225,248)                          $328,158,807
-------------------------------------------------------------------------

Other Assets, Less Liabilities -- 0.5%                      $  1,548,435
-------------------------------------------------------------------------


Net Assets -- 100%                                          $329,707,242
-------------------------------------------------------------------------

ADR - American Depositary Receipt
PAC - Planned Authorization Class
CMO - Collateralized Mortgage Obligations
REIT - Real Estate Investment Trust

* Non-income producing security.

                       See notes to financial statements

Investors Portfolio as of December 31, 1997

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of December 31, 1997
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $234,225,248)                         $328,158,807
Cash                                                                 627
Interest and dividends receivable                              1,589,744
Tax reclaim receivable                                             4,677
Deferred organization expenses (Note 1F)                           2,113
--------------------------------------------------------------------------------
Total assets                                                $329,755,968
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable to affiliate for Trustees' fees (Note 2)            $      4,260
Accrued expenses                                                  44,466
--------------------------------------------------------------------------------
Total liabilities                                           $     48,726
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio   $329,707,242
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals     $235,773,683
Net unrealized appreciation of investments (computed
    on the basis of identified cost)                          93,933,559
--------------------------------------------------------------------------------
Total                                                       $329,707,242
--------------------------------------------------------------------------------


Statement of Operations

For the Year Ended
December 31, 1997
Investment Income (Note 1B)
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $31,939)                   $  3,858,950
Interest income                                                6,702,834
--------------------------------------------------------------------------------
Total income                                                $ 10,561,784
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                             $  1,964,597
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)                    16,887
Custodian fee                                                    159,280
Legal and accounting services                                     45,475
Amortization of organization expenses (Note 1F)                    3,661
Miscellaneous                                                      6,808
--------------------------------------------------------------------------------
Total expenses                                              $  2,196,708
--------------------------------------------------------------------------------

Net investment income                                       $  8,365,076
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)         $ 24,802,364
--------------------------------------------------------------------------------
Net realized gain on investment transactions                $ 24,802,364
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                     $ 29,330,948
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                          $ 29,330,948
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments             $ 54,133,312
--------------------------------------------------------------------------------

Net increase in net assets from operations                  $ 62,498,388
--------------------------------------------------------------------------------

                       See notes to financial statements

Investors Portfolio as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets



Increase (Decrease)                 Year Ended             Year Ended
in Net Assets                       December 31, 1997      December 31, 1996
--------------------------------------------------------------------------------
From operations --
    Net investment income                $  8,365,076          $   9,268,008
    Net realized gain on investments       24,802,364             30,748,316
    Net change in unrealized
        appreciation (depreciation)
        of investments                     29,330,948             (2,562,219)
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                      $ 62,498,388          $  37,454,105
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                        $ 27,019,040          $  32,919,522
    Withdrawals                           (61,370,968)           (45,187,645)
--------------------------------------------------------------------------------
Net decrease in net assets
    from capital transactions            $(34,351,928)         $ (12,268,123)
--------------------------------------------------------------------------------


Net increase in net assets               $ 28,146,460          $  25,185,982
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                     $301,560,782          $ 276,374,800
--------------------------------------------------------------------------------
At end of year                           $329,707,242          $ 301,560,782
--------------------------------------------------------------------------------

                       See notes to financial statements

Investors Portfolio as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                 Year Ended December 31,                  Year Ended January 31,
                                                        ---------------------------------------------  ----------------------------
                                                          1997             1996            1995*          1995           1994**
-----------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses                                                    0.69%            0.70%           0.71%+         0.70%          0.69%+
Net investment income                                       2.62%            3.23%           3.83%+         4.25%          3.69%+
Portfolio Turnover                                            37%              64%             47%            28%            15%
-----------------------------------------------------------------------------------------------------------------------------------
Average commission rate (per share)/(1)/                $ 0.0584         $ 0.0591       $      --       $     --      $      --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                 $329,707         $301,561       $ 276,375       $217,157      $ 230,334
-----------------------------------------------------------------------------------------------------------------------------------

+    Annualized.

*    For the eleven month period ended December 31, 1995.

** For the period from the start of business, October 28, 1993 to January 31, 1994.

/(1)/Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions were charged.

                       See notes to financial statements

Investors Portfolio as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Investors Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as a diversified, open-end, management investment company which was organized as a trust under the laws of the State of New York in 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between latest bid and asked prices. Debt securities (other than mortgage-backed "pass through" securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Mortgage-backed "pass through" securities are valued using a matrix pricing system which takes into account yield differentials, anticipated prepayments and interest rates. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

  C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

  D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

  E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  F Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on a straight-line basis over five years.

  G Other -- Investment transactions are accounted for on a trade date basis.

Investors Portfolio as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D


  H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1%(0.625% annually) of the Portfolio's average daily net assets up to $300 million and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1997, the fee was equivalent to 0.61% of the Portfolio's average net assets for such period and amounted to $1,964,597. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their service to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1997, no significant amounts have been deferred.


3 Investments Transaction
  ------------------------------------------------------------------------------
  Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $81,128,338 and $104,085,909, respectively. Purchases and sales of U.S. Government/agency securities aggregated $34,911,297 and $30,400,441, respectively.


4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in the value of investments owned at December 31, 1997, as computed on a federal income tax basis, are as follows:

  Aggregate cost                                               $ 234,225,248
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                $  99,371,940
  Gross unrealized depreciation                                    5,438,381
  ------------------------------------------------------------------------------

  Net unrealized appreciation                                  $  93,933,559
  ------------------------------------------------------------------------------


5 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 1997.


6 Risk Associated with Foreign Investments
  ------------------------------------------------------------------------------
  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and

Investors Portfolio as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D


  sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Investors Portfolio as of December 31, 1997

INDEPENDENT ACCOUNTANTS' REPORT


To the Board of Trustees and Investors
of Investors Portfolio:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Investors Portfolio (the Portfolio), including the portfolio of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the supplementary data for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and for the period from October 28, 1993 (start of business) to January 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Investors Portfolio as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the supplementary data for each of the two years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and for the period from October 28, 1993 (start of business) to January 31, 1994, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.
                                          Boston, Massachusetts
                                          February 06, 1998

Investors Portfolio as of December 31, 1997

Investors Portfolio

Officers

M. Dozier Gardner
President and Trustee

James B. Hawkes
Vice President and Trustee

Thomas E. Faust, Jr.
Vice President and
Portfolio Manager

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

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